Contributed Surplus - Summary of Contribution surplus (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Contribution surplus [Abstract]
Balance, January 1	$ 660,072	$ 658,615
Share-based compensation	450	1,558
Exercise of stock options	(492)	(101)
Ending Balance	$ 660,030	$ 660,072